Subsequent Events (Details Narrative)	Feb. 23, 2021	Apr. 23, 2019	Jan. 31, 2021 USD ($)	Oct. 30, 2020 USD ($)	Sep. 21, 2020 USD ($)
Reverse stock split, description		15 to 1 reverse stock split
2020 Convertible Loan Agreements [Member]
Debt instrument, aggregate principal amount				$ 100,000	$ 125,000
Subsequent Event [Member]
Reverse stock split, ratio	0.143
Reverse stock split, description	7 to 1 reverse stock split
Subsequent Event [Member] | 2020 Convertible Loan Agreements [Member]
Debt instrument, aggregate principal amount			$ 274,000